Expense Example {- Fidelity Mega Cap Stock Fund} - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-14 - Fidelity Mega Cap Stock Fund	Aug. 29, 2022 USD ($)
Fidelity Mega Cap Stock Fund-Class A
Expense Example:
1 year	$ 662
3 years	845
5 years	1,045
10 years	1,619
Fidelity Mega Cap Stock Fund-Class M
Expense Example:
1 year	463
3 years	703
5 years	961
10 years	1,699
Fidelity Mega Cap Stock Fund-Class C
Expense Example:
1 year	270
3 years	526
5 years	907
10 years	1,771
Fidelity Mega Cap Stock Fund- Class I
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	810
Fidelity Mega Cap Stock Fund-Class Z
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640